Off-balance-sheet exposures - Schedule of contingent commitments (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 290,151	€ 279,589
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	15,598	15,435
Bank sureties
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	15,561	15,400
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	37	35
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	127,420	113,273
Other granted guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	57,519	57,363
Other
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	69,901	55,910
Impaired assets | Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	488	406
Impaired assets | Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	497	578
Impaired assets | Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 486	€ 542